Share Capital and Warrant Reserve (Details Narrative)										1 Months Ended				6 Months Ended		12 Months Ended
	Oct. 15, 2019 CAD ($)	Sep. 09, 2019 CAD ($)	Apr. 01, 2019 CAD ($)	Sep. 28, 2018 CAD ($) shares	Mar. 27, 2018 CAD ($) shares	Mar. 27, 2018 $ / shares shares	Oct. 13, 2017 CAD ($) Decimal shares	Oct. 13, 2017 $ / shares	Aug. 02, 2017 CAD ($)	Dec. 31, 2019	Apr. 30, 2019 CAD ($)	Jul. 31, 2018 CAD ($) shares	Jul. 31, 2018 $ / shares shares	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Jul. 31, 2020 CAD ($) shares	Jul. 31, 2019 CAD ($) shares	Jul. 31, 2019 $ / shares shares	Jul. 31, 2018 CAD ($) shares	Jan. 01, 2021 $ / shares	Jul. 31, 2020 $ / shares	Oct. 15, 2019 $ / shares shares	Sep. 10, 2019 $ / shares	Sep. 09, 2019 $ / shares shares	Mar. 25, 2019 $ / shares shares	Sep. 28, 2018 $ / shares shares	Sep. 05, 2017 shares	Aug. 02, 2017 $ / shares shares
Disclosure of classes of share capital [line items]
Reverse stock split										1-for-300
Number of shares issued | shares													3,561					22,488								3,333
Issued, price per share													$ 30.00					$ 30.00
Proceeds from issuance | $				$ 140,000											$ 1,414,744	$ 1,414,744	$ 2,973,324		$ 4,332,232
Warrant exercise price													42.00					42.00								$ 42.00
Warrants expiration date												Jul. 31, 2021		Apr. 26, 2021
Fair value of warrants | $				$ 34,140								$ 40,435					$ 266,526
Share price													42.00					19.5					$ 19.5
Exercise price													$ 42.00					42.00
Expected life												36 months					36 months
Annualized volatility												100.41%
Dividend yield												0.00%					0.00%
Risk free rate												2.12%
Conversion of notes to warrants | shares												3,561					22,488		3,561
Number of shares issued for warrants | shares				3,333
Compensation warrant exercise price																				$ 90
Share purchase warrant, exercise price																				$ 105
Minimum [Member]
Disclosure of classes of share capital [line items]
Share price																		40.50
Annualized volatility																	100.70%
Risk free rate																	1.60%
Maximum [Member]
Disclosure of classes of share capital [line items]
Share price																		$ 31.50
Annualized volatility																	70.60%
Risk free rate																	2.30%
Non-Brokered Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares																						27,069		40,300
Issued, price per share																						$ 21.00		$ 21.00
Proceeds from issuance | $	$ 568,444	$ 846,300
Non-Brokered Private Placement [Member] | President and CEO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares																												13,528
Issued, price per share																												$ 48.00
Proceeds from issuance | $									$ 631,785
Non-Brokered Private Placement [Member] | Sapientia Shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares																											8,333
Warrant Incentive Program [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | shares							6,810
Warrant exercise price								$ 42.00
Warrants exercised terms							The Company introduced a warrant exercise incentive program (the "Warrant Incentive Program") designed to encourage the early exercise of up to approximately 26 million outstanding common share purchase warrants (the "Warrants").Under the terms of the Warrant Incentive Program, the Company offered the following inducements: (i) a temporary reduction in the respective exercise prices of the Warrants to $42.00, consistent with the current trading value of BriaCell's shares, for each Warrant that is exercised on or before November 30, 2017 (the "Early Exercise Period"); and (ii) for each Warrant exercised during the Early Exercise Period, the holder will receive, at no additional cost, one-half of one newly issued common share purchase warrant (each an "Incentive Warrant"), with each whole Incentive Warrant exercisable into one common share for a period of 24 months from the issue date at an exercise price of $60.00. Any Warrants that are not exercised prior to the expiry of the Early Exercise Period will remain outstanding in accordance with their original terms, and in particular, will no longer be eligible for the reduced exercise price or issuance of Incentive Warrants.
Warrants granted | Decimal							3,405
Warrants expiration date							Dec. 21, 2019
Fair value of warrants | $							$ 65,537
Share price								48.00
Exercise price								$ 60.00
Expected life							24 months
Annualized volatility							114.68%
Dividend yield							0.00%
Risk free rate							1.66%
Brokered Unit Offering [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares						144,408
Issued, price per share						$ 30.00
Proceeds from issuance | $					$ 4,332,232
Warrant exercise price						42.00
Share price						39.00
Exercise price						$ 42.00
Expected life					36 months
Annualized volatility					100.61%
Dividend yield					0.00%
Risk free rate					1.99%
Cash commissions | $					$ 235,215
Cash commissions for number of shares | shares					8,711
March 2018 Warrants [Member]
Disclosure of classes of share capital [line items]
Fair value of warrants | $					$ 1,479,028
March 2018 Broker Warrants [Member]
Disclosure of classes of share capital [line items]
Fair value of warrants | $					$ 208,545
April 2019 Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares																									99,117
Issued, price per share																									$ 30.00
Proceeds from issuance | $			$ 2,973,524
Net proceeds from issuance | $			$ 2,855,784
April 2019 Private Placement [Member] | Mr. Jamieson Bondarenko [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance | $											$ 500,000
Share Purchase Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | shares																31,738	10,384		43,650
Fair value of warrants | $																$ 533,334	$ 269,282		$ 679,039
Compensation Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | shares																	1,983		463
Warrant exercise price																					$ 42.00
Fair value of warrants | $																	$ 65,198		$ 15,418
Compensation warrant exercise price																					90.00
Share purchase warrant, exercise price																					$ 105.00